Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
TUTTLE CAPITAL DAILY 2X INVERSE REGIONAL BANKS ETF
Shareholder Report [Line Items]
Fund Name	Tuttle Capital Daily 2X Inverse Regional Banks ETF
Class Name	Tuttle Capital Daily 2X Inverse Regional Banks ETF
Trading Symbol	SKRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tuttle Capital Daily 2X Inverse Regional Banks ETF for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.shortregionalbanks.com/fund-info. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	www.shortregionalbanks.com/fund-info
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tuttle Capital Daily 2X Inverse Regional Banks ETF	$33	0.75%¹

¹	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.75% [1]
Net Assets	$ 4,223,508
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 17,803
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Net Assets	$4,223,508
Number of Holdings	2
Total Advisory Fee Paid	$17,803
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Market Exposure Total Return Swap Contracts: -200% "Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments.
Largest Holdings [Text Block]
Portfolio Composition
Cash	90.55%
Derivatives	9.23%
Other Assets Net of Liabilities	0.22%

[1]	Annualized.